LONG-TERM LOANS AND OTHER BORROWINGS - Other significant information relating to bank loans (Details) Rp in Millions, $ in Millions	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)
Borrowings and other credit facilities
Current maturities	Rp 15,866,000	$ 986	Rp 10,276,000
Unused facility	45,762,000	$ 73
BNI 2013 - 2024 | Rupiah
Borrowings and other credit facilities
Total facility	14,175,000
Current period payment	1,607,000
Bank loans
Borrowings and other credit facilities
Current maturities	13,519,000		Rp 9,282,000
Bank loans | TLT | BNI
Borrowings and other credit facilities
Waiver for loan amount	660,000
Bank loans | Sigma | BNI
Borrowings and other credit facilities
Waiver for loan amount	106,000
Bank loans | GSD | BCA
Borrowings and other credit facilities
Waiver for loan amount	231,000
Bank loans | Bank Mandiri
Borrowings and other credit facilities
Current maturities	Rp 13,000
Monthly Repayment of Interest
Borrowings and other credit facilities
Interest rate (as a percent)	7.25%	7.25%
Monthly Repayment of Interest | BNI 2013 - 2024 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 2,000,000
Interest rate (as a percent)	7.00%	7.00%
Interest rate adjustment (as a percent)	2.25%	2.25%
Monthly Repayment of Interest | Bank of China 2019 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 1,900,000
Current period payment	Rp 1,400,000
Interest rate (as a percent)	4.90%	4.90%
Monthly Repayment of Interest | Bank Danamon 2024 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 24,000
Current period payment	Rp 1,000
Interest rate (as a percent)	8.75%	8.75%
Quarterly repayment of interest | Bank Mandiri 2018 - 2024 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 13,975,000
Current period payment	Rp 8,339,000
Quarterly repayment of interest | Bank Mandiri 2018 - 2024 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.25%	0.25%
Quarterly repayment of interest | Bank Mandiri 2018 - 2024 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.50%	1.50%
Quarterly repayment of interest | BNI 2013 - 2024 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.25%	0.25%
Quarterly repayment of interest | BNI 2013 - 2024 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.70%	1.70%
Quarterly repayment of interest | BRI 2019 - 2023 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 3,000,000
Current period payment	Rp 434,000
Interest rate adjustment (as a percent)	0.75%	0.75%
Quarterly repayment of interest | BCA 2020 - 2023 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 9,186,000
Current period payment	Rp 1,660,000
Quarterly repayment of interest | BCA 2020 - 2023 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.00%	1.00%
Quarterly repayment of interest | BCA 2020 - 2023 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.50%	1.50%
Quarterly repayment of interest | BCA 2020 - 2024 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 9,500,000
Current period payment	Rp 596,000
Quarterly repayment of interest | BCA 2020 - 2024 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	6.75%	6.75%
Quarterly repayment of interest | BCA 2020 - 2024 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	7.00%	7.00%
Quarterly repayment of interest | DBS 2021 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 3,500,000
Current period payment	Rp 700,000
Interest rate adjustment (as a percent)	1.20%	1.20%
Quarterly repayment of interest | DBS 2023 - 2024 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 7,000,000
Quarterly repayment of interest | DBS 2023 - 2024 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate (as a percent)	6.50%	6.50%
Quarterly repayment of interest | DBS 2023 - 2024 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate (as a percent)	6.90%	6.90%
Quarterly repayment of interest | Bank CIMB Niaga 2019 - 2022 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 2,300,000
Current period payment	Rp 391,000
Quarterly repayment of interest | Bank CIMB Niaga 2019 - 2022 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.30%	1.30%
Quarterly repayment of interest | Bank CIMB Niaga 2019 - 2022 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.95%	1.95%
Quarterly repayment of interest | Bank Permata 2020 - 2022 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 2,000,000
Current period payment	Rp 292,000
Interest rate adjustment (as a percent)	1.30%	1.30%
Quarterly repayment of interest | HSBC 2021 - 2023 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 1,250,000
Current period payment	Rp 125,000
Quarterly repayment of interest | HSBC 2021 - 2023 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.50%	0.50%
Quarterly repayment of interest | HSBC 2021 - 2023 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.85%	1.85%
Quarterly repayment of interest | Bank Danamon 2022 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 636,000
Current period payment	Rp 182,000
Interest rate adjustment (as a percent)	1.50%	1.50%
Quarterly repayment of interest | Bank ANZ 2015 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 440,000
Current period payment	Rp 100,000
Quarterly repayment of interest | Bank ANZ 2015 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.40%	1.40%
Quarterly repayment of interest | Bank ANZ 2015 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.00%	2.00%
Repayment of Interest, Semi Annually | BSI 2024 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 2,292,000
Current period payment	Rp 208,000
Interest rate (as a percent)	7.82%	7.82%
Repayment of Interest, Semi Annually | Bank CIMB Niaga 2021 - 2022 | U.S. Dollar
Borrowings and other credit facilities
Total facility	Rp 0
Interest rate adjustment (as a percent)	1.82%	1.82%
Repayment of Interest, Semi Annually | Syndication of banks - 2018 | U.S. Dollar
Borrowings and other credit facilities
Total facility	Rp 0
Current period payment	Rp 0
Interest rate adjustment (as a percent)	1.55%	1.55%